Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Broken Down Revenue from Related Party
The revenue from Vitol can be broken down as follows:

(in US$ millions)	2016	2015	2014
Terminaling and throughput fees	197.5	204.0	212.9
Excess throughput & ancillary services	17.2	16.0	19.5
Vitol Group total	214.7	220.0	232.4

Schedule of Breakdown of Related Party Central Service Costs
A breakdown of the central service costs included is as follows:

(in US$ millions)	2016	2015	2014
IT and IT related services	2.6	2.6	3.0
HSE services	0.1	0.1	0.1
HR services	9.7	10.4	11.8
Interest expense	6.3	4.4	13.5
Guarantee commission	—	0.1	—
Share in governance and stewardship VTTI	4.3	4.7	4.6
Long Term Incentive Plan	—	—	3.3
Other general and administrative expenses	2.9	3.1	3.0
Total related party expenses	25.9	25.4	39.3

Schedule of Accounts Receivable Resulting from the Related Party Transactions
The amounts receivable as of December 31, 2016 and 2015 resulting from the related party transactions are as follows:

(in US$ millions)	2016	2015
Vitol group of companies	12.4	11.8
VTTI group of companies	5.8	4.6
Amounts receivable	18.2	16.4

Schedule of Accounts Payable Resulting from the Related Party Transactions
The amounts payable as of December 31, 2016 and 2015 resulting from the related party transactions are as follows:

(in US$ millions)	2016	2015
Vitol group of companies	0.1	0.1
VTTI group of companies	11.8	19.0
Amounts payable	11.9	19.1

Summary of Vitol's Existing Storage Capacity and Guarantee Duration
The table below specifies the changes from the Omnibus Guarantee on Vitol’s existing storage capacity and the revised expiration of the contracted capacity for each respective terminal:

Terminal	Country	Omnibus Agreement Guarantee Period Expiration	New Terminaling Services Agreement Expiration	Capacity (MMBbls)
Amsterdam	Netherlands	June 2019	December 2019	2.9
Antwerp	Belgium	June 2017	December 2018	2.3
Rotterdam	Netherlands	June 2019	September 2019	5.1
Seaport Canaveral	US	June 2017	March 2019	2.8
Fujairah	UAE	June 2019	June 2019	7.4
				20.5